Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Schedule of cash and investments by significant investment category
Adjusted Cost		Change in Fair Value	Fair Value		Cash and Cash Equivalents		Digital Tokens

Cash	$1,073,436		$-	$1,073,436		$1,073,436		$-
Certificates of deposit	250,015		-	250,015		250,015		-

Level 1:
Money market funds	701,243		-	701,243		701,243		-
U.S. Treasury securities	5,714,143		-	5,714,143		5,714,143		-
Digital tokens	3,368,127		(1,959,404)	1,408,723		-		1,408,723
Subtotal	9,783,513		(1,959,404)	7,824,109		6,415,386		1,408,723

Total	$11,106,964		$(1,959,404)	$9,147,560		$7,738,837		$1,408,723